Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 12, 2017
Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001355064
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Jan. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 12, 2017
Prospectus Date	rr_ProspectusDate	Jan. 12, 2017
Day Hagan Hedged Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - DAY HAGAN HEDGED STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Day Hagan Hedged Strategy Fund’s (the “Hedged Strategy Fund” or the “Fund”) objective is to achieve capital appreciation with low correlation to equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 14 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 37 and Waiver of Up-Front Sales Charge on Class A Shares on page 38.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except for fee waivers and/or expense reimbursements reflected in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by buying and selling call and put options on the S&P 500 Index (the “Index”) with expiration targets of two years or less. The Index is an unmanaged index of 500 stocks that is market-capitalization weighted and is generally representative of the performance of larger companies in the U.S. The Fund may also buy and sell call and put options on other indexes.

Pacini Hatfield Investments, LLC, the Fund’s sub-advisor (the “Sub-Advisor”) employs an alternative investment strategy that generates income primarily by selling deep out-of-the-money put options. The Fund may also sell deep out-of-the-money call options. An “out of the money” option is a call option with a strike price that is higher than the market price of the underlying asset or put option with a strike price that is lower than the market price of the underlying asset. Trading decisions are made based on proprietary models that analyze historical and current market behavior and trends. The Fund may also take long options positions to hedge these short options positions. The short-term expirations of the Fund’s positions into cash allow the Sub-Advisor to actively adjust the strategy’s position in volatile markets and pricing anomalies. Each month, the Sub-Advisor re-assesses market risks, macroeconomic factors and optimal price and option entry points.

The Sub-Advisor focuses on writing call and put options that it expects to expire worthless. Call options expire worthless when the underlying index price is below the strike price at maturity (expiration date); while put options expire worthless when the underlying index price is above the strike price at maturity (expiration date). The Fund profits when written options expire worthless because it retains all of the option premium. If written options expire with value, the Fund could lose money on its option investments to the extent of the difference between the underlying index price and the strike price at maturity exceeds the option premiums the Fund received. The Sub-Advisor believes these written options will expire worthless because it selects call options with strike prices that the Sub-Advisor believes are above the anticipated short-term trading range of the reference futures index, and selects put options with strike prices that the Sub-Advisor believes are below the anticipated trading range of the underlying index. Generally, the Fund expects to profit as the sold options’ value decline over time. Profit is captured when the options are repurchased at a reduced value or when they expire worthless, allowing retention of the original sales proceeds. If the intrinsic value of the option declines enough such that the Sub-Advisor believes reward is not in line with the risks, the position will be closed and a profit or loss realized. The intrinsic value for call options is the difference between the underlying stock’s price and the strike price. Conversely, the intrinsic value for put options is the difference between the strike price and the underlying stock’s price. The Fund is actively managed, which may lead to high turnover of the Fund’s portfolio.

The option positions held by the Fund are exchange traded and collateralized with cash and cash equivalents, including money market funds, and other high-quality short-term fixed income securities such as U.S. Treasury securities. The Fund segregates cash or cash equivalents in an amount equal to the Fund’s obligations under each put option sold by the Fund so that each option sold is secured or “covered”.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s returns will vary and you could lose money on your investment in the Fund.

Cash or Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Derivatives Risk. Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective.

Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

Inflation Risk. Increases in real interest rates can cause the price of debt securities to decrease. Interest payments on debt securities can be unpredictable.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Leverage Risk. Using derivatives like commodity futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Limited History of Operations. The Fund has a limited history of operations as a mutual fund for investors to evaluate.

Management Risk. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular investments may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

New Sub-Advisor Risk. The Sub-Advisor has limited experience managing a mutual fund. Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the advisor’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Sub-Advisor and the Sub-Advisor may not achieve the intended result in managing the Fund.

Non-diversification Risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary and you could lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund's portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Although Class A and C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and C shares would be different from Class I shares because Class A and C shares have different expenses than Class I shares. Performance information for Class A and C shares will be included after the share classes have been in operation for one complete calendar year. The performance table compares the performance of the Fund’s Class I shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of PHI Single Index Option Fund LP (the “Predecessor Fund”) in a tax-free reorganization on January [ ], 2017. In connection with this acquisition, shares of the Predecessor Fund were exchanged for Class I shares of the Fund, so the Predecessor Fund became the Class I shares of the Fund. The Fund’s investment objective, policies, guidelines, and restrictions are, in all material respects, equivalent to the Predecessor Fund’s investment objectives, policies, guidelines and restrictions. The performance information set forth below reflects the historical performance of the Predecessor Fund shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for Class A and C shares will be included after the share classes have been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-329-4246 (877-DAY-HAGN)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures do not reflect sales charges. If they did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Figures do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 4.75% (quarter ended March 31, 2015), and the lowest return for a quarter was (0.86)% (quarter ended September 30, 2016).

The following table shows the average annual returns for the Predecessor Fund which includes all of its actual fees and expenses over various periods ended December 31, 2016. The Predecessor Fund did not have a distribution policy. It was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Predecessor Fund. The index information is intended to permit you to compare the Predecessor Fund’s performance to a broad measure of market performance.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended December 31, 2016)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by calling 877-329-4246 (877-DAY-HAGN).
Day Hagan Hedged Strategy Fund | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Day Hagan Hedged Strategy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DHJAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	789
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,278
Day Hagan Hedged Strategy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DHJCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 302
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 969
Day Hagan Hedged Strategy Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DHJIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 670
Annual Return 2015	rr_AnnualReturn2015	14.47%
Annual Return 2016	rr_AnnualReturn2016	4.80%
1 Year	rr_AverageAnnualReturnYear01	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	23.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 20, 2014

[1]	Estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.23%, 2.98%, and 1.98% for Class A, Class C, and Class I, respectively, through October 31, 2018. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the Advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits and any expense limits in place at the time of recoupment.